Stock-Based Compensation - Summary of assumptions used to value stock options issued (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock					$ 19.19
Share-based Payment Arrangement, Option [Member] | Service Performance And Market Based Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	0.20%	0.20%
Risk-free interest rate maximum	0.80%	0.80%
Dividend yield	0.00%
Share-based Payment Arrangement, Option [Member] | Service Performance And Market Based Conditions [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 2.07	$ 2.07
Share-based Payment Arrangement, Option [Member] | Service Performance And Market Based Conditions [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 2.10	$ 2.10
Share-based Payment Arrangement, Option [Member] | Service Performance And Market Based Conditions [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	5 years 6 months 21 days	5 years 6 months 21 days
Weighted average expected volatility	50.00%	50.00%
Share-based Payment Arrangement, Option [Member] | Service Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate minimum	0.30%	0.30%	1.98%	2.41%
Risk-free interest rate maximum	1.02%	1.02%	2.70%	2.99%
Dividend yield	0.00%
Share-based Payment Arrangement, Option [Member] | Service Based Vesting Conditions [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 2.07	$ 2.07	$ 37.44	$ 26.45
Share-based Payment Arrangement, Option [Member] | Service Based Vesting Conditions [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock	$ 2.10	$ 2.10	$ 42.88	$ 26.75
Share-based Payment Arrangement, Option [Member] | Service Based Vesting Conditions [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected term (years)	6 years 2 months 19 days	6 years 2 months 19 days	6 years 4 months 28 days	6 years 2 months 8 days
Weighted average expected volatility	51.00%	51.00%	40.00%	40.00%